Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with SEC rules, the following table sets forth information with respect to how the compensation of our NEOs aligns with Company performance.

					Value of Initial Fixed $100 Investment Based On:
Year (1) (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid To PEO ($) (2)(3)(4) (c)	Average Summary Compensation Table Total for non-PEO NEOs ($) (d)	Average Compensation Actually Paid to non-PEO NEOs ($) (2)(3(4)) (e)	Total Shareholder Return ($) (5) (f)	Peer Group Total Shareholder Return ($) (5) (g)	Net Income ($ millions) (6) (h)	Adjusted Net Income ($ millions) (7) (i)
2023	$18,000,136	$16,072,614	$9,691,458	$8,388,279	$ 94.70	$296.83	$2,938	$1,376
2022	16,206,621	(3,338,551)	5,880,152	3,091,630	98.30	183.92	594	967
2021	14,744,780	20,823,184	4,899,559	6,122,511	174.11	433.35	590	868
2020	31,267,329	32,047,839	6,747,057	6,881,294	137.52	291.17	1,804	646

(1)	NEOs included in the above compensation columns reflect the following:

Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs
2023	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Obed D. Louissaint, Benjamin Lyon, Katherine H. Ramundo
2022	Kevin P. Clark	Joseph R. Massaro, Benjamin Lyon, William T. Presley, Sophia M. Velastegui
2021	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Katherine H. Ramundo, Mariya K. Trickett
2020	Kevin P. Clark	Joseph R. Massaro, David Paja, David M. Sherbin, Mariya K. Trickett

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for RSU awards (excluding TSR awards and other performance-based awards), the closing price on each applicable year-end
date or, in the case of vesting dates, the actual vesting date closing price, (2) for performance-based RSU awards (excluding TSR awards), the same valuation methodology as RSU awards above except that year-end
award values are adjusted by the projected probability of achievement of each award as of each such date, and (3) for
TSR-based
awards, the fair value calculated by a Monte Carlo simulation as of the applicable year-end
date.

(3)
For the portion of “Actually Paid” compensation that is based on year-end
stock prices, the following prices were used: 2023: $89.72 (4% reduction from prior year), 2022: $93.13 (44% reduction from prior year), 2021: $164.95 (27% increase from prior year), 2020: $130.29 (38% increase from prior year).

(4)
“Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects adjustments from total compensation reported in the Summary Compensation Table (see reconciliation below)

		PEO	Average Non-PEO NEOs
Total Reported in 2023 Summary Compensation Table (SCT)		$ 18,000,136	$ 9,691,458
+	Value of Stock Awards reported in SCT	$0	$0
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	($14,032,595)	($7,322,658)
+	Change in fair value of prior year awards that are unvested and outstanding	$0	$0
+	Fair market value of awards granted in fiscal year 2023 that vested in fiscal year 2023	$13,237,937	$6,297,217
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2023	($4,101,605)	($599,594)
+	Prior year-end fair value of awards that failed to vest in fiscal year 2023	$2,968,741	$321,856

Total Adjustments		($1,927,522)	($1,303,179)
Compensation Actually Paid for Fiscal Year 2023		$16,072,614	$8,388,279

(5)
Peer group TSR reflects the Company’s 2023 Automotive Peer Group (“Russell 3000 Automobiles and Parts Sector”) as reflected in our 2023 Annual Report on
Form 10-K
pursuant to Item 201(e) of Regulation
S-K.
Each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends. Peer group cumulative TSR results for years prior to 2023 in the table above reflect updated values (based on a methodology change from each constituent’s TSR being weighted in the prior year’s disclosure according to market capitalization in the base year to the current approach, reflecting the index return and its weighting methodology).

(6)
The year ended December 31, 2023 includes a $2.1 billion deferred tax benefit recognized from the Company’s initiation of changes to its corporate entity structure, including intercompany transfers of intellectual property and other related transactions, as further discussed in Note 14 of our 2023 Annual Report on Form
10-K.
The year ended December 31, 2020 includes a
pre-tax
gain of $1.4 billion for the completion of the Motional autonomous driving joint venture, as further discussed in Note 20 of our 2022 Annual Report on Form
10-K.

(7)
Adjusted NI was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a
non-GAAP
measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon.
Appendix A
contains a reconciliation of Adjusted NI to U.S. GAAP Net Income.

Company Selected Measure Name	Adjusted NI
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:

Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs
2023	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Obed D. Louissaint, Benjamin Lyon, Katherine H. Ramundo
2022	Kevin P. Clark	Joseph R. Massaro, Benjamin Lyon, William T. Presley, Sophia M. Velastegui
2021	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Katherine H. Ramundo, Mariya K. Trickett
2020	Kevin P. Clark	Joseph R. Massaro, David Paja, David M. Sherbin, Mariya K. Trickett

Peer Group Issuers, Footnote	Peer group TSR reflects the Company’s 2023 Automotive Peer Group (“Russell 3000 Automobiles and Parts Sector”) as reflected in our 2023 Annual Report on
Form 10-K
pursuant to Item 201(e) of Regulation
S-K.
	Each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends. Peer group cumulative TSR results for years prior to 2023 in the table above reflect updated values (based on a methodology change from each constituent’s TSR being weighted in the prior year’s disclosure according to market capitalization in the base year to the current approach, reflecting the index return and its weighting methodology).
PEO Total Compensation Amount	$ 18,000,136	$ 16,206,621	$ 14,744,780	$ 31,267,329
PEO Actually Paid Compensation Amount	$ 16,072,614	(3,338,551)	20,823,184	32,047,839
Adjustment To PEO Compensation, Footnote
(4)
“Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects adjustments from total compensation reported in the Summary Compensation Table (see reconciliation below)

		PEO	Average Non-PEO NEOs
Total Reported in 2023 Summary Compensation Table (SCT)		$ 18,000,136	$ 9,691,458
+	Value of Stock Awards reported in SCT	$0	$0
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	($14,032,595)	($7,322,658)
+	Change in fair value of prior year awards that are unvested and outstanding	$0	$0
+	Fair market value of awards granted in fiscal year 2023 that vested in fiscal year 2023	$13,237,937	$6,297,217
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2023	($4,101,605)	($599,594)
+	Prior year-end fair value of awards that failed to vest in fiscal year 2023	$2,968,741	$321,856

Total Adjustments		($1,927,522)	($1,303,179)
Compensation Actually Paid for Fiscal Year 2023		$16,072,614	$8,388,279

Non-PEO NEO Average Total Compensation Amount	$ 9,691,458	5,880,152	4,899,559	6,747,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,388,279	3,091,630	6,122,511	6,881,294
Adjustment to Non-PEO NEO Compensation Footnote
(4)
“Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects adjustments from total compensation reported in the Summary Compensation Table (see reconciliation below)

		PEO	Average Non-PEO NEOs
Total Reported in 2023 Summary Compensation Table (SCT)		$ 18,000,136	$ 9,691,458
+	Value of Stock Awards reported in SCT	$0	$0
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	($14,032,595)	($7,322,658)
+	Change in fair value of prior year awards that are unvested and outstanding	$0	$0
+	Fair market value of awards granted in fiscal year 2023 that vested in fiscal year 2023	$13,237,937	$6,297,217
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2023	($4,101,605)	($599,594)
+	Prior year-end fair value of awards that failed to vest in fiscal year 2023	$2,968,741	$321,856

Total Adjustments		($1,927,522)	($1,303,179)
Compensation Actually Paid for Fiscal Year 2023		$16,072,614	$8,388,279

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Total Shareholder Return
(1)

(1)
TSR in the above chart, in the case of both the Company and our Automotive Peer Group as noted in footnote 5 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Versus Net Income
(1)

(1)
The year ended December 31, 2023 includes a $2.1 billion deferred tax benefit recognized from the Company’s initiation of changes to its corporate entity structure, including intercompany transfers of intellectual property and other related transactions, as further discussed in Note 14 of our 2023 Annual Report on Form 10-K. The year ended December 31, 2020 includes a pre-tax
gain of $1.4 billion for the completion of the Motional autonomous driving joint venture, as further discussed in Note 20 of our 2022 Annual Report on Form
10-K.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Adjusted Net Income
(1)

(1)
Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure. It is a
non-GAAP
measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon.
Appendix A
contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Total Shareholder Return
(1)

(1)
TSR in the above chart, in the case of both the Company and our Automotive Peer Group as noted in footnote 5 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List, Table
MOST IMPORTANT MEASURES IN LINKING COMPENSATION WITH PERFORMANCE IN FISCAL YEAR 2023
In the Company’s assessment, the following table lists the most important financial performance measures used by the Company to link compensation actually paid, as determined in accordance with SEC rules, to the NEOs to Company performance for 2023. The way these measures, together with certain other performance measures, determine the amounts of incentive compensation paid to our NEOs is described in the “Compensation Discussion and Analysis” section.

Most Important Performance Measures for 2023 (1)
Adjusted Net Income
Cash Flow Before Financing
Growth Over Market
Return on Net Assets
Relative Total Shareholder Return

(1)
In addition to the performance measures listed in the table above, the Company uses a Strategic Results Metric in the Annual Incentive Plan. The Strategic Results
Metric focuses

our executives on the Company’s strategic priorities. The Strategic Results Metric is more fully described under “2023 Annual Compensation Determination” in our “Compensation Discussion and Analysis” section.

Total Shareholder Return Amount	$ 94.7	98.3	174.11	137.52
Peer Group Total Shareholder Return Amount	296.83	183.92	433.35	291.17
Net Income (Loss)	$ 2,938,000,000	$ 594,000,000	$ 590,000,000	$ 1,804,000,000
Company Selected Measure Amount	1,376,000,000	967,000,000	868,000,000	646,000,000
PEO Name	Kevin P. Clark	Kevin P. Clark	Kevin P. Clark	Kevin P. Clark
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description	Adjusted NI was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a
non-GAAP
measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon.
Appendix A
	contains a reconciliation of Adjusted NI to U.S. GAAP Net Income.
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow Before Financing
Measure:: 3
Pay vs Performance Disclosure
Name	Growth Over Market
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Net Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Yearend value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,032,595)
PEO | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair market value of awards granted in fiscal year 2023 that vested in fiscal year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,237,937
PEO | Change in fair value (from prior yearend) of prior year awards that vested in fiscal year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,101,605)
PEO | Prior yearend fair value of awards that failed to vest in fiscal year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,968,741
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,927,522)
Non-PEO NEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Yearend value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,322,658)
Non-PEO NEO | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair market value of awards granted in fiscal year 2023 that vested in fiscal year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,297,217
Non-PEO NEO | Change in fair value (from prior yearend) of prior year awards that vested in fiscal year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,594)
Non-PEO NEO | Prior yearend fair value of awards that failed to vest in fiscal year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,856
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,303,179)